FINANCIAL INSTRUMENTS - Currency Exchange Rate Derivative Contracts (Details) - Sep. 30, 2017 - Exchange rate risk € in Millions, CAD in Millions	CAD $ / CAD € / $	EUR (€) $ / CAD € / $
Canadian option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | CAD	CAD 206
Canadian option contracts | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | CAD	CAD 51
Canadian option contracts | 2017 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian option contracts | 2017 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.40	1.40
Canadian option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | CAD	CAD 155
Canadian option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.45	1.45
Canadian dollar option contracts, Put option one | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian dollar option contracts, Put option two | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.35	1.35
Canadian dollar option contracts, collar option | 2017 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.30	1.30
Canadian dollar option contracts, collar option | 2017 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD)	1.40	1.40
Euro option contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 125
Euro option contracts | 2017
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 32
Euro option contracts | 2017 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.00	1.00
Euro option contracts | 2017 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.20	1.20
Euro option contracts | 2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding derivative contracts | €		€ 93
Euro option contracts | 2018 | Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.08	1.08
Euro option contracts | 2018 | Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Contract rate range (in USD per CAD and EUR per USD) | € / $	1.19	1.19